IVY FUNDS

6300 LAMAR AVENUE

P.O. BOX 29217

SHAWNEE MISSION, KS 66201-9217

Via EDGAR Transmission

April 14, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ivy Funds
Pre-Effective Amendment No. 2
to Registration Statement 333-172671

Dear Sir or Madam:

On March 8, 2011, Ivy Funds (the “Registrant”) filed a Registration Statement on Form N-14 (File No. 333-172671) (the “Registration Statement”) with the Securities and Exchange Commission (the “Commission”). The Registration Statement relates to the proposed acquisition of the assets and liabilities of Ivy Capital Appreciation Fund, a series of the Registrant, by Ivy Large Cap Growth Fund, a series of the Registrant. On April 4, 2011, a Delaying Amendment was filed with the Commission to delay the effective date of the Registration Statement until a further amendment was filed. We are transmitting herewith for filing through EDGAR a Pre-Effective Amendment No. 2 to the N-14 as previously filed for the above-referenced Registrant.

This amendment is made to incorporate the suggested changes as recommended by the Commission and shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or on such date as the Commission, acting pursuant to said Section 8(a), may determine.

If you have any questions or require additional information, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

/s/ Mara Herrington

Mara Herrington

Vice President and Secretary